Contingencies and Commitments	6 Months Ended
Mar. 30, 2013
Contingencies and Commitments
11.	Contingencies and Commitments

The Company is party to various legal proceedings involving routine claims which are incidental to the business. Although the legal and financial liability with respect to such proceedings cannot be estimated with certainty, the Company believes that any ultimate liability would not be material to the business, financial condition, results of operations or cash flows of the Company.